SHORT-TERM AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about short-term debts and loans [line items]
Short-term debts	¥ 29,462	¥ 55,338
Loans from Sinopec Group Company and fellow subsidiaries	31,665	25,311
Total short-term debts	¥ 61,127	¥ 80,649
Weighted interest rates on short-term loans	3.37%	2.72%
Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	¥ 17,088	¥ 31,105
Short-term other loans	300	299
Current portion of long-term bank loans	12,074	1,402
Current portion of long-term corporate bonds		22,532
Current portion of long-term debts	12,074	23,934
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	4,361	2,014
Loans from Sinopec Group Company and fellow subsidiaries	31,665	25,311
Total short-term debts	27,304	23,297
RMB denominated | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	13,201	23,685
Short-term other loans	300	299
Current portion of long-term bank loans	12,039	1,379
Current portion of long-term corporate bonds		16,000
RMB denominated | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	4,361	2,014
Total short-term debts	3,061	1,706
US Dollar denominated | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	3,887	7,420
Current portion of long-term bank loans	35	23
Current portion of long-term corporate bonds		6,532
US Dollar denominated | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	22,780	19,668
EUR | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	22
HKD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	¥ 1,441	1,903
SGD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts		¥ 20